SHARE-BASED PAYMENT (Details 7)	6 Months Ended	12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Aug. 31, 2013 Stock Options [Member]	Aug. 31, 2012 Stock Options [Member]	Aug. 31, 2013 Stock Options [Member]	Aug. 31, 2012 Stock Options [Member]	Feb. 28, 2013 Stock Options [Member]	Feb. 29, 2012 Stock Options [Member]	Feb. 28, 2011 Stock Options [Member]
Expected dividends						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	2 years 11 months 30 days	2 years 11 months 27 days	4 years 26 days	4 years 6 months 22 days	5 years 2 months 12 days	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months	2 years 9 months 18 days	31 years 10 months 13 days
Weighted-average volatility						70.00%	60.00%	70.00%	60.00%	63.00%	71.50%	91.50%
Risk-free rate minimum						0.51%	0.41%	0.51%	0.54%	0.37%	0.40%	0.74%
Risk-free rate maximum						0.51%	0.41%	0.51%	0.54%	0.77%	0.50%	1.23%